Leases - Schedule of Right-of-Use Assets, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Cost [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	$ 7,000	$ 6,542
New leases	343	633
Terminated lease	(66)	(25)
Classification	6	(168)
Adjustments arising from indexation	28	47
Adjustments arising from translating financial statements from functional currency to presentation currency	1,026	(29)
Ending balance	8,337	7,000
Cost [Member] | Office lease [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	4,149	4,124
New leases
Terminated lease	(50)
Classification
Adjustments arising from indexation	28	47
Adjustments arising from translating financial statements from functional currency to presentation currency	593	(22)
Ending balance	4,720	4,149
Cost [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	2,851	2,418
New leases	343	633
Terminated lease	(16)	(25)
Classification	6	(168)
Adjustments arising from indexation
Adjustments arising from translating financial statements from functional currency to presentation currency	433	(7)
Ending balance	3,617	2,851
Accumulated Depreciation [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	4,848	4,032
Depreciation in the year	1,000	795
Adjustments arising from translating financial statements from functional currency to presentation currency	778	21
Ending balance	6,626	4,848
Depreciated cost	1,711	2,152
Accumulated Depreciation [Member] | Office lease [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	2,897	2,532
Depreciation in the year	411	343
Adjustments arising from translating financial statements from functional currency to presentation currency	449	22
Ending balance	3,757	2,897
Depreciated cost	963	1,252
Accumulated Depreciation [Member] | Motor vehicles [Member]
Schedule of Right-of-Use Assets, Net [Line Items]
Beginning balance	1,951	1,500
Depreciation in the year	589	452
Adjustments arising from translating financial statements from functional currency to presentation currency	329	(1)
Ending balance	2,869	1,951
Depreciated cost	$ 748	$ 900